DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Goodwill impairment	$ 0.0	$ 0.0	$ 13.7
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Other technologies and licenses
Intangible assets and goodwill
Estimated useful lives	5 years